[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Asset Fund (the “Fund”)
(File Nos. 033-01719 and 811-04494)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 39 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-160859).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2213.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan